Consolidated Balance Sheets ¥ in Thousands, $ in Thousands		Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Current assets
Cash and cash equivalents		¥ 240,947	$ 37,810	¥ 224,768
Accounts receivable, net		206,307	32,374	228,214
Prepaid expenses and other current assets		165,409	25,956	13,753
Amounts due from related parties		1,059	166	7
Investment in marketable security		38,789	6,089
Total current assets		652,511	102,395	466,742
Property and equipment, net		1,674	263	1,356
Intangible assets, net		235,870	37,013	239,634
Goodwill		92,069	14,448	92,069
Long term investment		101,727	15,963	5,000
Long term deposits and other assets		1,152	181	1,382
Deferred tax assets		4,352	683	5,654
Total non-current assets		436,844	68,551	345,095
TOTAL ASSETS		1,089,355	170,946	811,837
Current liabilities
Accounts payable		85,801	13,466	67,089
Accrued salary and employee benefits		24,533	3,850	18,141
Accrued expenses and other current liabilities		16,181	2,539	12,358
Current portion of contingent consideration – earn-out liability		10,638	1,669	92,183
Warrant liabilities		10,324	1,620	29,558
Income tax payable		8,282	1,300	8,581
Deferred revenue		65,405	10,263	49,567
Total current liabilities		221,164	34,707	277,477
Non-current liabilities
Deferred tax liabilities		58,746	9,219	59,729
Contingent consideration – earn-out liability				15,116
Total non-current liabilities		58,746	9,219	74,845
TOTAL LIABILITIES		279,910	43,926	352,322
Commitments and contingencies Shareholders’ equity	[1]
Ordinary share, no par value, unlimited Class A ordinary shares and 2,925,058 Class B ordinary shares authorized, 27,037,302 Class A ordinary shares and Nil Class B ordinary shares issued and outstanding as of December 31, 2020; 28,219,583 Class A ordinary shares and 2,625,058 Class B ordinary shares issued and outstanding as of December 31, 2021, respectively	[1]
Class A ordinary shares		140,196	22,000	(96,349)
Class B ordinary shares		13,041	2,046
Shares to be issued		128,119	20,105	200,100
Statutory reserves		31,775	4,986	18,352
Retained earnings		479,199	75,197	322,610
Accumulated other comprehensive income		17,115	2,686	14,802
Total shareholders’ equity		809,445	127,020	459,515
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		¥ 1,089,355	$ 170,946	¥ 811,837

[1]	Ordinary shares and share data have been retroactively restated to give effect to the reverse recapitalization